Securities, at Fair Value - Narrative (Details) - USD ($)		3 Months Ended	12 Months Ended
	Dec. 31, 2020	Mar. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Jun. 30, 2020
Debt Securities, Available-for-sale [Line Items]
Securities, at fair value	$ 399,999,000		$ 256,685,000	$ 399,999,000
Minimum term of fixed rate mortgages underlying MBS			15 years
Maximum term of fixed rate mortgages underlying MBS			30 years
Allowance for credit loss	86,833,000	$ 218,011,000	$ 39,447,000	86,833,000	$ 3,025,000	$ 44,102,000	$ 54,261,000	$ 63,244,000	$ 106,246,000	$ 136,589,000
Impairment and other gains and losses on securities available-for-sale and other assets			(33,956,000)	425,082,000	$ 180,000
Term Notes backed by MSR Related Collateral
Debt Securities, Available-for-sale [Line Items]
Securities, at fair value	239,000,000		153,800,000	239,000,000
Amortized costs	184,900,000		121,400,000	184,900,000
Gross unrealized gains	$ 54,000,000		$ 32,400,000	54,000,000
Weighted average yield	12.30%		10.30%
Weighted average to maturity	8 years 8 months 12 days		1 year 8 months 12 days
Proceeds from Sale of Mortgage Servicing Rights (MSR)				711,700,000
Gross realized losses				$ 28,700,000
Impairment		280,800,000
Mortgage-backed Securities, Issued by Private Enterprises
Debt Securities, Available-for-sale [Line Items]
Securities, at fair value							$ 0
Gross unrealized losses			$ 0
Allowance for credit loss			$ 0
MBS and MSR-Related Assets
Debt Securities, Available-for-sale [Line Items]
Impairment and other gains and losses on securities available-for-sale and other assets		$ 63,500,000
Minimum | RPL/NPL MBS
Debt Securities, Available-for-sale [Line Items]
Debt instrument, basis spread on variable rate			3.00%
Debt instrument, coupon step-up period			36 months
Maximum | RPL/NPL MBS
Debt Securities, Available-for-sale [Line Items]
Debt instrument, basis spread on variable rate			4.00%
Debt instrument, coupon step-up period			48 months